Income Taxes (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
U.S. federal statutory income tax rate	21.00%
Federal and state operating loss carryforwards expire beginning year	2029
Foreign operating loss carryforwards expire beginning year	2022
Deferred Tax Assets, Valuation Allowance	$ 145,668	$ 1,828
Operating loss carryforwards, Federal	32,000
Operating loss carryforwards, foreign	6,100
Operating loss carryforwards, state	16,100
Operating loss carryforwards, federal and state	33,700
Uncertain tax position	$ 0
Maximum
Operating Loss Carryforwards [Line Items]
Income tax, Audit year	2021
Minimum
Operating Loss Carryforwards [Line Items]
Income tax, Audit year	2017